Pension arrangements (Details) - Football League Pension and Life Assurance Scheme	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021 GBP (£) item	Jun. 30, 2020 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation				£ 30,400,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		506,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,257,000	£ 1,745,000
Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		518,000	488,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 739,000	£ 1,257,000